NET LOSS PER SHARE - Potentially dilutive shares (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER SHARE
Total potentially dilutive shares	31,788,075	29,540,110	31,788,075	29,540,110	32,900,103	7,571,847
Warrants
NET LOSS PER SHARE
Total potentially dilutive shares	20,412,789	27,148,243	20,412,789	27,148,243	26,923,243	6,714,479
Preferred shares on an as-converted-into-common-stock basis
NET LOSS PER SHARE
Total potentially dilutive shares	6,015,662	111,111	6,015,662	111,111
Stock options
NET LOSS PER SHARE
Total potentially dilutive shares	5,359,624	2,280,756	5,359,624	2,280,756	2,351,903	746,257